CONSOLIDATED BALANCE SHEETS	Mar. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 579,000
Prepaid expenses and other current assets	193,000
Total current assets	772,000
Total assets	173,370,000
Current liabilities:
Total current liabilities	1,476,000
Total liabilities	31,679,000
Commitments and contingencies (Note 16)
Convertible preferred stock; (Series A,A-1, B, and B-1), $0.001 par value; 207,390,039 shares authorized at March 31, 2021 and December 31, 2020; 204,703,793 shares issued and outstanding at March 31, 2021 and December 31, 2020; liquidation preference of $77,100 at March 31, 2021	136,691,000
Stockholders? deficit:
Additional paid-in capital	20,994,000
Accumulated deficit	(15,994,000)
Stockholders? deficit	5,000,000
Total liabilities, convertible preferred stock and stockholders? deficit	173,370,000
Evolv Technologies Holdings Inc [Member]
Current assets:
Cash and cash equivalents	22,122,000
Accounts receivable, net	2,338,000
Inventory	3,175,000
Current portion of commission asset	690,000
Prepaid expenses and other current assets	5,007,000
Total current assets	33,332,000
Commission asset, noncurrent	1,993,000
Property and equipment, net	11,386,000
Long-term contract assets	119,000
Total assets	46,830,000
Current liabilities:
Accounts payable	5,633,000
Accrued expenses and other current liabilities	5,540,000
Current portion of deferred revenue	3,110,000
Current portion of long-term debt	24,515,000
Total current liabilities	38,798,000
Deferred revenue, noncurrent	466,000
Common stock warrant liability	737,000
Derivative liability	9,431,000
Long-term debt, noncurrent	18,424,000
Total liabilities	67,856,000
Commitments and contingencies (Note 16)
Convertible preferred stock; (Series A,A-1, B, and B-1), $0.001 par value; 207,390,039 shares authorized at March 31, 2021 and December 31, 2020; 204,703,793 shares issued and outstanding at March 31, 2021 and December 31, 2020; liquidation preference of $77,100 at March 31, 2021	75,877,000
Stockholders? deficit:
Common stock, $0.001 par value; 325,991,899 and 305,491,899 shares authorized at March 31, 2021 and December 31, 2020, respectively; 30,182,983 and 26,045,532 shares issued and outstanding at March 31, 2021 and December 31, 2020, respectively	30,000
Additional paid-in capital	10,703,000
Accumulated deficit	(107,636,000)
Stockholders? deficit	(96,903,000)
Total liabilities, convertible preferred stock and stockholders? deficit	$ 46,830,000